Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Classes of current inventories [abstract]
Raw materials and consumables	$ 14,284	$ 12,326
Finished goods	58,885	56,211
Total	$ 73,169	$ 68,537